Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended																			12 Months Ended		12 Months Ended						12 Months Ended
	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Carmen Knutsen [Member]	Dec. 31, 2013 Bodil Knutsen [Member] Vessel	Dec. 31, 2013 Bodil Knutsen [Member] Vessel Acquired [Member]	Dec. 31, 2013 Bodil Knutsen [Member] Vessel Owned [Member]	Dec. 31, 2013 Fortaleza Knutsen and Recife Knutsen [Member]	Dec. 31, 2013 Windsor Knutsen [Member]	Dec. 31, 2013 Seller's Credit [Member]	Dec. 31, 2013 160 Million Senior Secured Loan Facility [Member] Tranches	Dec. 31, 2013 19 Million Junior Secured Loan Facility [Member]	Dec. 31, 2013 160 Million Secured Loan Facility and 19 Million Junior Secured Loan [Member] Vessel	Dec. 31, 2013 160 Million Secured Loan Facility and 19 Million Junior Secured Loan [Member] Vessel Acquired [Member]	Dec. 31, 2013 160 Million Secured Loan Facility and 19 Million Junior Secured Loan [Member] Vessel Owned [Member]	Dec. 31, 2013 120 Million Loan Facility [Member] Tranches	Dec. 31, 2013 120 Million Loan Facility [Member] Minimum [Member]	Dec. 31, 2013 120 Million Loan Facility [Member] Maximum [Member]	Dec. 31, 2013 Term Loan Facility [Member] Bodil Knutsen [Member]	Dec. 31, 2013 27.3 Million Secured Loan Facility [Member]	Apr. 15, 2013 27.3 Million Secured Loan Facility [Member]	Dec. 31, 2013 93 Million Secured Loan Facility [Member] Vessel	Dec. 31, 2013 93 Million Secured Loan Facility [Member] Vessel Acquired [Member]	Dec. 31, 2013 93 Million Secured Loan Facility [Member] Less Than 12 Months Remaining Tenor [Member] Vessel Owned [Member]	Dec. 31, 2013 10.5 Million Seller's Credit [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Bodil Knutsen [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Garanti-Instituttet for Eksportkreditt [Member]	Dec. 31, 2013 First Four Years [Member] Carmen Knutsen [Member]	Dec. 31, 2013 First Four Years [Member] Bodil Knutsen [Member]	Dec. 31, 2013 Fifth Year [Member] Carmen Knutsen [Member]	Dec. 31, 2013 Fifth Year [Member] Bodil Knutsen [Member]	Dec. 31, 2013 After Amendment [Member] Windsor Knutsen [Member]	Dec. 31, 2013 After Amendment [Member] 10.5 Million Seller's Credit [Member]	Dec. 31, 2013 Before Amendment [Member] Windsor Knutsen [Member]	Dec. 31, 2013 Before Amendment [Member] 10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Revolving credit facility established																											$ 20,000,000
Business acquisitions purchase price					145,000,000
Effective date of acquisition					Aug. 01, 2013
Business combination purchase price settlement, cash payment		55,683,000									45,400,000
Business combination purchase price, bank debt					89,100,000
Original drawn amount of bank debt					93,000,000
Business combination purchase price settlement, loan											10,500,000
Amount drawn under the existing loan facility						20,000,000
Other purchase price adjustments					100,000
Increase in borrowing capacity									25,400,000
Senior secured loan facility quarterly repayable installments description										The Windsor Purchase Facility is repayable in semi-annual installments over eight years		Each tranche is repayable in quarterly installments over five years					The second tranche is repayable in semi-annual installments over 12 years assuming the balloon payment of the first tranche is refinanced in 2016.						The $93 million secured loan facility (the "Carmen Facility") is repayable in quarterly installments over five years			The Seller Loan is non-amortizing, matures in five years
Net proceeds from IPO												26,300,000					52,100,000
Deferred financing fees										100,000		300,000					300,000
Senior secured loan facility maturity date description										May 2015		March 2016 and August 2016					February 2016						January 2018
Number of tranches												2					2
Secured loan facility													19,000,000				120,000,000				27,300,000		93,000,000			100,000
Written-off deferred financing fees													400,000								200,000
Amount of debt repaid with proceeds from IPO		142,873,000	28,083,000	17,166,000									18,100,000
Long term debt interest rate description									LIBOR plus a fixed margin of 3.0%	LIBOR plus a fixed margin of 2.25%							LIBOR plus a margin ranging from 0.6% to 3.0%									LIBOR plus a fixed margin of 4.5%
Long term debt interest rate percentage									3.00%									0.60%	3.00%				2.50%											2.25%	4.50%	0.82%	8.00%
Minimum liquidity of Partnership						15,000,000								15,000,000									15,000,000
Number of vessel acquired						8								8									8
Increase in minimum liquidity of partnership							1,000,000	1,500,000							1,000,000	1,500,000								1,000,000	1,500,000
Minimum book equity ratio for Partnership	49.00%					30.00%								30.00%									30.00%
Minimum EBITDA to interest ratio						2.50								2.50									2.50
Market value percentage of secured loan facility outstanding balance										110.00%				100.00%																100.00%	100.00%	125.00%	125.00%
Long-term debt outstanding																				$ 50,000,000		$ 22,400,000						$ 20,000,000
Percentage of guarantee commission																	1.75%
Revolving credit facility percentage of commitment fee																													40.00%
Revolving credit facility calculated description																													Revolving Credit facility calculated on the daily undrawn portion of the revolving credit facility (40% of 3.0%, which is 1.2% of the undrawn facility account)